Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Parties
Reduction to common stock based on the par value of the shares repurchased		$ 2,000
Reduction to additional paid-in capital	827,000	5,500,000
Price paid in excess of fair value recognized as compensation expense	153,000	1,000,000
Member of the executive team
Related Parties
Shares of common stock repurchased	300,761	2,001,829
Total consideration paid for common stock repurchased	$ 980,000	$ 6,500,000